Accrued Expenses	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses

Note 5 — Accrued Expenses

Accrued expenses consist of the following (in thousands):

	June 30, 2020	March 31, 2020
Research and development expenses	$8,639	$8,332
Legal and other professional fees	541	1,231
Accrued bonuses	572	859
Other expenses	343	516

Total accrued expenses	$10,095	$10,938

Note 5 — Accrued Expenses

Accrued expenses consist of the following (in thousands):

	March 31,
	2020	2019
Research and development expenses	$8,332	$4,815
Legal and other professional fees	1,231	1,106
Accrued bonuses	859	288
Other expenses	516	16

Total accrued expenses	$10,938	$6,225